SEGMENT REPORTING - Schedule of Segment Assets and Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
2025
Total Assets	$ 34,341,601	$ 15,369,392
Total Liabilities	20,731,883	9,174,817
Cleaning [Member]
2025
Total Assets	13,738,045	2,896,892
Total Liabilities	13,944,319	5,608,602
Manpower [Member]
2025
Total Assets	13,340,845	8,022,029
Total Liabilities	2,398,246	2,684,509
Other [Member]
2025
Total Assets	7,156,405	0
Total Liabilities	1,307,519	0
Unallocated [Member]
2025
Total Assets	106,306	4,450,471
Total Liabilities	$ 3,081,799	$ 881,706